Share-Based Compensation - 2023 Incentive Plan (Detail) - 2023 Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Unvested at beginning of year	55,146,000	66,329,350
Granted			103,270,550
Number of ordinary shares, Vested	(24,257,650)	(9,472,450)	(36,941,200)
Number of ordinary shares, Forfeited		(1,710,900)
Unvested at end of year	30,888,350	55,146,000	66,329,350
Share Based Compensation Arrangement By Share Based Payment Award Other Than Options Outstanding Weighted Average Exercise Price [Abstract]
Unvested at beginning of year (in dollars per share)	$ 0.05	$ 0.04
Granted (in dollars per share)			$ 0.05
Vested (in dollars per share)	0.05	0.05	0.05
Forfeited (in dollars per share)		0.05
Unvested at end of year (in dollars per share)	$ 0.05	$ 0.05	$ 0.04